As Filed with the Securities and Exchange Commission on December 12, 2016
Registration Nos.: 333-203262; 811-05817
____________________________________________________________________________________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 7 ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 60 ☒
(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(800) 537-2033

Robert L. Reynolds
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on December 30, 2016 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 7 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 6 to Registrant's Registration Statement (File No. 333-203262) filed pursuant to Rule 485(a) of the Securities Act of 1933, until December 30, 2016. Since no other changes are intended to be made to Post-Effective Amendment No. 6 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 6 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 12th day of December, 2016.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	December 12, 2016
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	December 12, 2016
Robert L. Reynolds

/s/ Andra S. Bolotin	Senior Vice President and Chief Financial Officer	December 12, 2016
Andra S. Bolotin

/s/ John L. Bernbach	Director	December 12, 2016
John L. Bernbach*

/s/ Marcel R. Coutu		December 12, 2016
Marcel R. Coutu*	Director

/s/ André Desmarais		December 12, 2016
André Desmarais*	Director

/s/ Olivier Desmarais	Director	December 12, 2016
Olivier Desmarais*

/s/ Paul Desmarais, Jr.	Director	December 12, 2016
Paul Desmarais, Jr.*

Gary A. Doer	Director

Director
Gregory J. Fleming

/s/ Claude Généreux		December 12, 2016
Claude Généreux*	Director

/s/ Alain Louvel	Director	December 12, 2016
Alain Louvel*

/s/ Paul A. Mahon	Director	December 12, 2016
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	December 12, 2016
Jerry E.A. Nickerson*

/s/ Henri P. Rousseau	Director	December 12, 2016
Henri P. Rousseau*

/s/ Raymond Royer	Director	December 12, 2016
Raymond Royer*

/s/ T. Timothy Ryan, Jr.	Director	December 12, 2016
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	December 12, 2016
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	December 12, 2016
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	December 12, 2016
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		December 12, 2016
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney